LONG-TERM DEBT AND CREDIT FACILITY	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
LONG-TERM DEBT AND CREDIT FACILITY	LONG-TERM DEBT AND CREDIT FACILITY

	Notes	December 31, 2020	December 31, 2019
5.75% Senior Notes	(a)	$438.6	$—
7% Senior Notes	(b)	—	388.1
Equipment Loans	(c)	28.0	20.4
		$466.6	$408.5
Current portion of long-term debt		$7.9	$4.6
Non-current portion of long-term debt		458.7	403.9
		$466.6	$408.5
(a)5.75% Senior Notes ("Notes")
On September 23, 2020, the Company completed the issuance of $450 million of Notes at face value due in 2028 with an interest rate of 5.75% per annum. The Notes are denominated in U.S. dollars and mature on October 15, 2028. Interest is payable in arrears in equal semi-annual installments on April 15 and October 15 of each year, beginning on April 15, 2021. The Notes are guaranteed by some of the Company's subsidiaries.
The Company incurred transaction costs of $7.5 million which have been capitalized and offset against the carrying amount of the Notes within Long-term debt in the Consolidated balance sheets and are being amortized using the effective interest rate method.
Prior to October 15, 2023, the Company may redeem some or all of the Notes at a price equal to 100% of the principal amount of the Notes plus a "make-whole" premium, plus accrued and unpaid interest.
After October 15, 2023, the Company may redeem the Notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Notes) and accrued and unpaid interest on the Notes up to the redemption date. The redemption price for the Notes during the 12-month period beginning on October 15 of each of the following years is: 2023 – 104.313%; 2024 – 102.875%; 2025 - 101.438%; 2026 and thereafter - 100%.
Prior to October 15, 2023, using the cash proceeds from an equity offering, the Company may redeem up to 40% of the original aggregate principal amount of the Notes at a redemption price equal to 101% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, up to the redemption date.
The prepayment options are options that represent an embedded derivative asset to the Company and are presented as an offset to the Notes on the Consolidated balance sheets. The debt component was initially recognized at $454.2 million, which represented the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivative at inception.
Subsequently, the debt component is recognized at amortized cost using the effective interest rate method. The embedded derivative represents the prepayment options and is classified as a financial asset at fair value through profit or loss ("FVTPL"). The embedded derivative is recognized at fair value with changes in the fair value recognized in the Company’s Consolidated statements of earnings (loss). The fair value of the embedded derivative as at December 31, 2020 was $8.4 million (note 22(a)).
Under the indenture governing the Notes, if the Company makes certain asset sales it may use an amount equal to the net proceeds to repay certain debt obligations and/or reinvest, or commit to reinvest, in the Company’s business, within 365 days after the applicable asset sale. At the end of the 365-day period, if there remains $50 million or more of the net proceeds that the Company has not used in this manner, the Company would be required to use any such excess proceeds to offer to purchase the Notes at par in the manner described in the indenture.
The following are the contractual maturities related to the Notes, including interest payments:

	Payments due by period
Notes balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2020	$450.0	$658.7	$27.5	$51.8	$51.8	$527.6
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $7.2 million as at December 31, 2020 (December 31, 2019 – $nil). The carrying amount of the long-term debt also excludes the embedded derivative.
(b)7% Senior Notes ("7% Notes")
On March 16, 2017, the Company issued at face value $400 million of 7% Notes due in 2025 with an interest rate of 7% per annum. The 7% Notes were denominated in U.S. dollars and set to mature on April 15, 2025. Interest was payable in arrears in equal semi-annual installments on April 15 and October 15 of each year, beginning on October 15, 2017. The 7% Notes were guaranteed by some of the Company's subsidiaries.
On September 8, 2020, the Company issued a notice to redeem its 7% Notes for a total amount of $421.3 million and funded the redemption on September 29, 2020 and the indenture governing the 2025 Notes was satisfied and discharged on this date. The resulting loss of $22.5 million was recognized in Interest income and derivatives and other investment gains (loss) in the Consolidated statements of earnings (loss) (note 33).
(c)Equipment Loans
On June 27, 2019, the Company executed a €20.5 million ($23.3 million) loan agreement with Caterpillar Financial Services Corporation (the “Equipment Loan”) with an interest rate of 5.23% per annum. The Equipment Loan, secured by certain mobile equipment at Essakane, matures on June 27, 2024 and is repayable in quarterly installments starting September 27, 2019. The Company incurred transaction costs of $0.3 million which have been capitalized and offset against the carrying amount of the Equipment Loan within Long-term debt in the Consolidated balance sheets and are being amortized using the effective interest rate method.
On May 12, 2020, the Company executed a CFA 6.545 billion ($10.9 million) loan agreement with Bank of Africa with an interest rate of 5.95% per annum (the "Equipment Loan"). The Equipment Loan, secured by certain mobile equipment, is due to mature on May 31, 2024 and is repayable in monthly installments beginning on June 30, 2020.
The loans are carried at amortized cost on the Consolidated balance sheets.
The following are the contractual maturities related to the Equipment Loans, including interest payments:

	Payments due by period
Equipment Loans balance as at	Carrying amount[1]	Contractual cash flows	<1 yr	1-2 yrs	3-4 yrs	>4 yrs
December 31, 2020	$28.2	$31.3	$9.4	$17.9	$4.0	$—
December 31, 2019	$20.7	$23.3	$5.6	$10.5	$7.2	$—
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loans of $0.2 million as at December 31, 2020 (December 31, 2019 – $0.3 million).
(d)Credit facility
On February 26, 2020, the Company amended its $500 million credit facility with a maturity date of January 31, 2023. The Company further amended its credit facility on September 30, 2020. These amendments included, among other things, extending $472 million of credit available under the credit facility agreement to a maturity date of January 31, 2024.
On November 15, 2018, the Company amended its $250 million credit facility. These amendments included, amongst other things, increasing the credit facility to $500 million, extending the maturity to January 31, 2023, an option to increase commitments by $100 million, the ability to enter into leases of up to $250 million, the ability to enter into gold prepaid transaction(s) of no more than 225,000 ounces, and changes to the financial covenants including the elimination of the Minimum Tangible Net Worth covenant.
The credit facility provides for an interest rate margin above London Interbank Offered Rate (“LIBOR”), banker’s acceptance (“BA”) prime rate and base rate advances which vary according to the total net debt ratio of the Company. Fees related to the credit facility vary according to the total net debt ratio of the Company. This credit facility is secured by some of the Company's real assets, guarantees by some of the Company’s subsidiaries and pledges of shares in some of the Company's subsidiaries. The key terms of the facility include limitations on incremental debt, restrictions on distributions and financial covenants including Net Debt to Earnings Before Interest, Taxes, Depreciation and Amortization ("EBITDA"), and Interest Coverage. The Company was in compliance with its credit facility covenants as at December 31, 2020.
As of December 31, 2020, letters of credit worth $1.7 million were drawn against the credit facility for the guarantee of certain environmental indemnities (December 31, 2019 - $0.4 million).
(e)Uncollateralized surety bonds
As at December 31, 2020, C$215.3 million (December 31, 2020 - $168.8 million; December 31, 2019 ‐ C$198.9 million, $153.4 million) of uncollateralized surety bonds were outstanding to guarantee the environmental indemnities related to the Doyon division and the Côté Gold Project (note 15(a)). The uncollateralized surety bonds were issued pursuant to arrangements with international insurance companies.
(f)Performance bonds
As at December 31, 2020, performance bonds of C$39.1 million (December 31, 2020 - $30.7 million; December 31, 2019 - $nil) were outstanding to guarantee the Company's obligations in accordance with section 36 of the Fisheries Act (Canada) and for the Connection and Cost Recovery Agreement related to the Côté Gold Project.